LEASES (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

(In millions) Years Ending December 31,
2014	$36.4
2015	29.5
2016	20.8
2017	15.5
2018	14.3
Later Years	22.3
Total Minimum Payments	$138.8